As filed with the Securities and Exchange Commission on May 16, 2022
1933 Act File No. 333-123257
1940 Act File No. 811-10325

United States Securities and Exchange Commission
Washington, D.C. 20549

FORM N-1A

Registration Statement Under the Securities Act of 1933	☒
Pre-Effective Amendment No.	☐
Post Effective Amendment No. 2,779	☒
and/or
Registration Statement Under the Investment Company Act of 1940	☒
Amendment No. 2,783	☒

VANECK ETF TRUST
(Exact Name of Registrant as Specified in its Charter)

666 Third Avenue, 9th Floor
New York, New York 10017
(Address of Principal Executive Offices)

(212) 293-2000
Registrant’s Telephone Number

Jonathan R. Simon, Esq.
Senior Vice President and General Counsel
Van Eck Associates Corporation
666 Third Avenue, 9th Floor
New York, New York 10017
(Name and Address of Agent for Service)

Copy to:
Allison M. Fumai, Esq.
Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Approximate Date of Proposed Public Offering:  As soon as practicable after the effective date of this registration statement.

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)

Immediately upon filing pursuant to paragraph (b)

X	On June 15, 2022 pursuant to paragraph (b)

60 days after filing pursuant to paragraph (a)(1)

On [date] pursuant to paragraph (a)(1)

75 days after filing pursuant to paragraph (a)(2)

On [date] pursuant to paragraph (a)(2) of rule 485

IF APPROPRIATE, CHECK THE FOLLOWING BOX:

X	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

The purpose of this filing is to delay the effectiveness of the Registrant’s Post-Effective Amendment No. 2,769 to its Registration Statement until June 15, 2022. Parts A, B, and C of Registrant's Post-Effective Amendment No. 2,769 under the Securities Act of 1933 and No. 2,773 under the Investment Company Act of 1940, filed on March 3, 2022, are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Tampa and State of Florida on the 16th day of May, 2022.

VANECK ETF TRUST
By:	/s/ Jonathan R. Simon
Name:	Jonathan R. Simon
Title:	Senior Vice President, Secretary and Chief Legal Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following person in the capacities and on the date indicated.

/s/ David H. Chow*	Trustee	May 16, 2022
David H. Chow
/s/ Laurie A. Hesslein*	Trustee	May 16, 2022
Laurie A. Hesslein
/s/ R. Alastair Short*	Trustee	May 16, 2022
R. Alastair Short
/s/ Peter J. Sidebottom*	Trustee	May 16, 2022
Peter J. Sidebottom
/s/ Richard D. Stamberger*	Trustee	May 16, 2022
Richard D. Stamberger
/s/ Jan F. van Eck*	President, Chief Executive Officer and Trustee	May 16, 2022
Jan F. van Eck
/s/ John J. Crimmins*	Vice President, Treasurer, Chief Financial Officer and Principal Accounting Officer	May 16, 2022
John J. Crimmins

*By:	/s/ Jonathan R. Simon
Jonathan R. Simon
Attorney-in-Fact
May 16, 2022